DEFERRED REVENUES - Revenue Recognition (Details) - Extension of Warranty [Member] € in Thousands	Dec. 31, 2024 EUR (€)
2025	€ 344
2026	89
2027	44
2028	13
2029	3
2030 and thereafter	12
Total	€ 503